Offerings - Offering: 1	Apr. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Amount Registered | shares	16,100,754
Proposed Maximum Offering Price per Unit	6.3950
Maximum Aggregate Offering Price	$ 102,964,321.83
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,219.37
Offering Note	Represents (i) 9,376,716 shares of common stock reserved for issuance under the Registrant’s 2018 Equity Incentive Plan, as amended (the “2018 Plan”), (ii) 1,000,000 shares of common stock reserved for issuance under the Registrant’s 2026 Equity Incentive Plan (the “2026 Plan”, and together with the 2018 Plan, the “Plans”), and (iii) an anticipated automatic annual increase of 5,724,038 shares of common stock over the 10-year life of the 2026 Plan to the number of shares of common stock reserved for issuance under, and which annual increase is provided for in, the 2026 Plan pursuant to an “evergreen” provision contained in the 2026 Plan (the “2026 Plan Evergreen Provision”). Under the 2026 Plan Evergreen Provision, the 2026 Plan’s share reserve will automatically increase on the first day of each fiscal year (beginning January 1, 2027) by an amount equal to the lesser of (i) 3% of the total number of shares of common stock outstanding on the last day of the immediately preceding fiscal year, or (ii) such lesser number of shares of common stock as may be determined by the board of directors. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this Registration Statement covers any additional shares of the Registrant’s common stock that become issuable under the Plans by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding shares of common stock. The Proposed Maximum Offering Price Per Unit was estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) under the Securities Act of 1933, as amended, based upon the average of the high and low prices of the registrant’s common stock reported on the Nasdaq Capital Market on April 20, 2026, the date of which is within five business days prior to filing this Registration Statement.